Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Long-Term Debt	Long-term debt consisted of the following:

	March 31, 2014	December 31, 2013
Partnership credit facility	$124,750	$138,250
Less: current portion of long-term debt	—	—
	$124,750	$138,250
Long-term debt consisted of the following:

	December 31, 2013	December 31, 2012
	Successor	Successor
Partnership credit facility	$138,250	$—
Less: current portion of long-term debt	—	—
	$138,250	$—